Annual Total Returns (Vanguard Tax-Managed Balanced Fund - Admiral Shares Retail) (Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Balanced Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Annual Total Return
2014	9.81%
2013	14.34%
2012	10.87%
2011	5.58%
2010	9.22%
2009	19.14%
2008	(18.32%)
2007	5.11%
2006	9.09%
2005	4.80%